                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Sensata Investment Company, S.C.A.*
Address:        111 Huntington Avenue
                Boston, MA 02199

Form 13F File Number: 28-13949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael F. Goss
Title:          Managing Director and Chief Operating Officer of Bain
                Capital Investors, LLC, which is the general partner
                of Bain Capital Partners VIII, L.P., which is the general
                partner of Bain Capital Fund VIII, L.P., and Bain Capital
                Partners VIII-E, L.P., which is the general partner of Bain
                Capital Fund VIII-E, L.P., Bain Capital Fund VIII, L.P.,
                and Bain Capital Fund VIII-E, L.P., own all outstanding
                stock capital of Sensata Management Company, S.A.
                Sensata Management Company S.A. is the manager
                of Sensata Investment Company, S.C.A.
Phone:          (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss              Boston, MA                 5/16/11
      ---------------------             -------------              -------
          [Signature]                   [City, State]              [Date]

* The report on Form 13F for the period ended March 31, 2011 for Sensata Investment Company, S.C.A. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number      Name
    --------------------      ---------------------------------------
    28-11185                  Bain Capital Investors, LLC
    28-13947                  Bain Capital Partners VIII, L.P.
    28-13946                  Bain Capital Fund VIII, L.P.
    28-13943                  Bain Capital Partners VIII-E, L.P.
    28-13940                  Bain Capital Fund VIII-E, L.P.
    28-13951                  Sensata Management Company, S.A.